Cambria Foreign Shareholder Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Australia - 4.9%
Fortescue Ltd.	502,699	$ 6,547,439
New Hope Corp. Ltd.	1,773,158	6,475,478
Treasury Wine Estates Ltd.	2,013,537	6,984,954
Woodside Energy Group Ltd.	347,069	8,046,894
Yancoal Australia Ltd.	1,727,643	6,771,209
		34,825,974

Austria - 1.1%
OMV AG	105,344	7,671,299

Canada - 11.1%
Baytex Energy Corp.	1,648,705	7,515,230
Centerra Gold, Inc.	418,232	7,190,064
iA Financial Corp., Inc.	48,309	7,142,709
Imperial Oil Ltd.	58,149	7,539,024
Labrador Iron Ore Royalty Corp.	329,731	6,291,903
Magna International, Inc.	101,437	6,956,631
Parex Resources, Inc.	418,138	7,242,137
Precision Drilling Corp. (a)	83,375	6,482,773
Russel Metals, Inc.	154,950	7,434,417
Suncor Energy, Inc.	120,554	8,095,697
Tamarack Valley Energy Ltd.	747,840	7,153,786
		79,044,371

Denmark - 2.1%
D/S Norden AS	141,839	7,365,475
Scandinavian Tobacco Group AS (b)	655,548	7,281,619
		14,647,094

France - 10.8%
Amundi SA (b)	69,610	7,573,546
AXA SA	134,341	6,961,894
Carrefour SA	356,100	6,543,495
Cie Generale des Etablissements Michelin SCA	170,812	6,888,105
Coface SA	385,883	7,030,698
Metropole Television SA (c)	496,310	6,925,069
Pernod Ricard SA	87,692	6,858,095
Rubis SCA	184,688	7,130,334
SCOR SE	181,935	7,196,082
TotalEnergies SE	83,564	7,363,970
Vallourec SACA	274,287	6,582,078
		77,053,366

Germany - 1.9%
Deutsche Bank AG	191,683	7,045,625
Freenet AG	239,777	6,724,451
		13,770,076

Hong Kong - 8.2%
BOC Hong Kong Holdings Ltd.	1,114,504	7,418,279
Cathay Pacific Airways Ltd.	4,078,329	7,592,523

Guangdong Investment Ltd.	6,736,800	7,275,923
Orient Overseas International Ltd.	429,119	8,377,297
Skyworth Group Ltd. (a)	197	109
United Energy Group Ltd. (a)	149,537,663	6,864,424
VTech Holdings Ltd.	994,263	6,548,210
WH Group Ltd. (b)	6,113,599	6,587,258
Yue Yuen Industrial Holdings Ltd.	4,026,929	7,281,171
		57,945,194

Ireland - 1.9%
Bank of Ireland Group PLC	325,926	6,798,973
DCC Energy PLC	79,993	6,824,384
		13,623,357

Italy - 3.9%
Banco BPM SpA	378,079	6,877,612
Intesa Sanpaolo SpA	959,870	7,237,848
Saipem SpA	1,315,036	6,350,824
Unipol Assicurazioni SpA	239,494	7,475,989
		27,942,273

Japan - 24.2%
Aisin Corp.	492,721	6,885,800
Alps Alpine Co. Ltd.	504,078	7,014,416
Amada Co. Ltd.	345,313	6,048,756
Cosmo Energy Holdings Co. Ltd.	289,812	7,256,912
Daicel Corp.	791,850	7,218,996
Daiichi Life Group, Inc.	624,884	7,534,898
Idemitsu Kosan Co. Ltd.	880,244	7,253,071
Isetan Mitsukoshi Holdings Ltd.	258,350	5,824,465
Japan Post Holdings Co. Ltd.	488,075	7,307,091
JGC Holdings Corp.	419,468	5,956,997
Kawasaki Kisen Kaisha Ltd.	435,247	7,796,449
Kuraray Co. Ltd.	627,238	7,253,813
MS&AD Insurance Group Holdings, Inc.	250,010	7,737,338
NGK Corp.	135,895	4,777,956
Nippon Electric Glass Co. Ltd.	158,976	5,318,684
Nippon Shokubai Co. Ltd.	510,848	6,928,820
Nippon Yusen KK	202,186	7,764,410
Press Kogyo Co. Ltd.	1,370,836	7,435,539
Sompo Holdings, Inc.	174,128	7,784,623
Tokyo Gas Co. Ltd.	175,042	6,841,936
Toyo Seikan Group Holdings Ltd.	259,496	6,641,323
Toyoda Gosei Co. Ltd.	208,598	7,292,179
Tsukishima Holdings Co. Ltd.	412,755	7,092,625
Yamaha Corp.	928,520	7,256,935
Zeon Corp.	439,316	6,243,006
		172,467,038

Luxembourg - 1.9%
RTL Group SA	185,811	6,952,994
Tenaris SA	230,721	6,635,434
		13,588,428

Netherlands - 5.8%
Aegon Ltd.	779,693	7,406,809
ASR Nederland NV	87,646	7,163,769
EXOR NV	88,369	7,061,857

Koninklijke Ahold Delhaize NV	164,761		6,528,198
NN Group NV	75,633		7,116,840
Signify NV (b)	334,136		5,687,159
			40,964,632

Norway - 6.2%
Aker BP ASA	213,296		7,528,094
Aker Solutions ASA	1,453,704		6,448,295
DNO ASA	3,879,748		6,844,567
Equinor ASA	210,057		8,564,076
Hoegh Autoliners ASA	422,069		7,503,944
Wallenius Wilhelmsen ASA	480,583		7,489,539
			44,378,515

Spain - 1.2%
Repsol SA	270,021		8,214,064

United Kingdom - 13.8%
Aberdeen Group PLC	2,075,227		6,729,287
Balfour Beatty PLC	565,487		6,573,392
Beazley PLC	388,261		6,752,889
Berkeley Group Holdings PLC (a)	132,928		6,270,358
BP PLC	1,037,198		7,723,280
British American Tobacco PLC	106,158		6,538,479
Drax Group PLC	655,846		6,518,861
Future PLC	1,708,069		7,039,644
Kingfisher PLC	1,701,234		7,075,673
Legal & General Group PLC	1,736,576		7,030,748
M&G PLC	1,487,945		7,169,200
Shell PLC	170,458		7,773,048
Tesco PLC	1,096,077		7,231,053
Vodafone Group PLC	4,751,836		7,547,425
			97,973,337
TOTAL COMMON STOCKS (Cost $586,005,724)			704,109,018

SHORT-TERM INVESTMENTS – 1.3%	Shares		Value
Investments Purchased with Proceeds from Securities Lending – 0.6%
First American Treasury Obligations Fund - Class X, 3.60% (d)	3,868,265		3,868,265

Money Market Funds – 0.7%
First American Government Obligations Fund - Class X, 3.58% (d)	5,176,267		5,176,267
TOTAL SHORT-TERM INVESTMENTS (Cost $9,044,532)			9,044,532

TOTAL INVESTMENTS - 100.3% (Cost $595,050,256)			713,153,550
Liabilities in Excess of Other Assets - (0.3)%		(0.00253)	(1,802,369)
TOTAL NET ASSETS - 100.0%			$ 711,351,181

Percentages are stated as a percent of net assets. PLC – Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $27,129,582 or 3.8% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $3,726,827 or 0.5% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Foreign Shareholder Yield ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 704,109,018	$ –	$ –	$ 704,109,018
Investments Purchased with Proceeds from Securities Lending	3,868,265	–	–	3,868,265
Money Market Funds	5,176,267	–	–	5,176,267
Total Investments	$ 713,153,550	$ –	$ –	$ 713,153,550

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2026
(% of Total Investments)
Energy	$ 181,220,048	25.7%(a)
Financials	165,554,604	23.5
Industrials	97,460,939	13.9
Consumer Discretionary	69,166,965	9.8
Consumer Staples	54,553,151	7.8
Materials	54,315,364	7.7
Communication Services	35,189,583	5.0
Utilities	27,767,054	3.9
Information Technology	18,881,310	2.7
	$ 704,109,018	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.